Summary of Significant Accounting Policies - Internally Developed Software Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Internally Developed Software Costs
Internally developed software costs capitalized during the period	$ 21,580	$ 7,239
Amortization expense	$ 2,992	2,287	$ 722
Amortization expense
Internally Developed Software Costs
Software written off		$ 975
Internally Developed Software
Internally Developed Software Costs
Estimated useful life	5 years